Schedule of Investments (unaudited)	iShares® Core S&P Mid-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Axon Enterprise Inc.(a)(b)	1,738,766	$307,413,829
Curtiss-Wright Corp.	1,102,833	130,972,447
Hexcel Corp.(a)	2,251,548	140,496,595
Mercury Systems Inc.(a)(b)	1,512,220	100,229,942
		679,112,813
Air Freight & Logistics — 0.6%
XPO Logistics Inc.(a)(b)	2,732,629	382,267,471

Airlines — 0.2%
JetBlue Airways Corp.(a)(b)	8,521,003	142,982,430

Auto Components — 1.7%
Adient PLC(a)(b)	2,540,745	114,841,674
Dana Inc.	3,906,411	92,816,325
Fox Factory Holding Corp.(a)(b)	1,127,233	175,465,089
Gentex Corp.	6,492,731	214,844,469
Goodyear Tire & Rubber Co. (The)(a)	7,523,483	129,027,734
Lear Corp.	1,473,383	258,254,572
Visteon Corp.(a)(b)	751,978	90,944,219
		1,076,194,082
Automobiles — 0.6%
Harley-Davidson Inc.	4,133,487	189,396,374
Thor Industries Inc.	1,493,099	168,720,187
		358,116,561
Banks — 6.9%
Associated Banc-Corp.	4,121,419	84,406,661
BancorpSouth Bank	2,588,376	73,328,692
Bank of Hawaii Corp.	1,083,661	91,265,929
Bank OZK	3,256,677	137,301,502
Cathay General Bancorp.	2,012,468	79,210,740
CIT Group Inc.	2,659,408	137,198,859
Commerce Bancshares Inc.(b)	2,831,402	211,109,333
Cullen/Frost Bankers Inc.	1,521,704	170,430,848
East West Bancorp. Inc.	3,813,130	273,363,290
First Financial Bankshares Inc.	3,834,978	188,412,469
First Horizon Corp.	14,848,319	256,578,952
FNB Corp.	8,585,354	105,857,415
Fulton Financial Corp.	4,371,919	68,988,882
Glacier Bancorp. Inc.	2,571,545	141,640,699
Hancock Whitney Corp.	2,330,589	103,571,375
Home BancShares Inc./AR.	4,082,787	100,763,183
International Bancshares Corp.	1,503,967	64,580,343
PacWest Bancorp.	3,147,168	129,537,435
Pinnacle Financial Partners Inc.	2,049,324	180,934,816
Prosperity Bancshares Inc.	2,505,929	179,925,702
Signature Bank/New York NY	1,549,006	380,513,324
Sterling Bancorp./DE	5,177,231	128,343,556
Synovus Financial Corp.	3,994,493	175,278,353
Texas Capital Bancshares Inc.(a)	1,362,675	86,516,236
Trustmark Corp.	1,719,437	52,958,660
UMB Financial Corp.	1,171,921	109,058,968
Umpqua Holdings Corp.	5,922,959	109,278,594
United Bankshares Inc./WV	3,606,501	131,637,287
Valley National Bancorp.	10,932,969	146,829,774
Webster Financial Corp.	2,432,392	129,743,789
Wintrust Financial Corp.	1,536,495	116,205,117
		4,344,770,783
Security	Shares	Value

Beverages — 0.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	249,998	$255,197,958

Biotechnology — 1.8%
Arrowhead Pharmaceuticals Inc.(a)(b)	2,796,416	231,599,173
Emergent BioSolutions Inc.(a)(b)	1,221,723	76,956,332
Exelixis Inc.(a)	8,440,184	153,780,152
Halozyme Therapeutics Inc.(a)(b)	3,597,812	163,376,643
Ligand Pharmaceuticals Inc.(a)(b)	449,480	58,967,281
Neurocrine Biosciences Inc.(a)(b)	2,541,474	247,336,250
United Therapeutics Corp.(a)	1,204,155	216,037,449
		1,148,053,280
Building Products — 2.0%
Builders FirstSource Inc.(a)(b)	5,576,618	237,898,524
Lennox International Inc.	924,653	324,368,272
Owens Corning	2,808,029	274,906,039
Simpson Manufacturing Co. Inc.	1,167,014	128,885,026
Trex Co. Inc.(a)(b)	3,101,026	316,955,868
		1,283,013,729
Capital Markets — 2.6%
Affiliated Managers Group Inc.(b)	1,119,239	172,597,846
Evercore Inc., Class A	1,100,771	154,955,534
FactSet Research Systems Inc.	1,017,490	341,479,819
Federated Hermes Inc.	2,526,787	85,683,347
Interactive Brokers Group Inc., Class A	2,171,141	142,709,098
Janus Henderson Group PLC	4,582,223	177,836,075
Jefferies Financial Group Inc.	5,377,441	183,908,482
SEI Investments Co.	3,186,245	197,451,603
Stifel Financial Corp.	2,820,918	182,964,741
		1,639,586,545
Chemicals — 2.6%
Ashland Global Holdings Inc.	1,470,924	128,705,850
Avient Corp.	2,458,414	120,855,632
Cabot Corp.	1,521,435	86,615,295
Chemours Co. (The)	4,449,719	154,850,221
Ingevity Corp.(a)(b)	1,076,017	87,544,743
Minerals Technologies Inc.	906,695	71,329,696
NewMarket Corp.	196,899	63,397,540
Olin Corp.	3,850,250	178,112,565
RPM International Inc.	3,481,365	308,727,448
Scotts Miracle-Gro Co. (The)	1,096,070	210,357,754
Sensient Technologies Corp.	1,136,528	98,377,864
Valvoline Inc.	4,867,535	158,000,186
		1,666,874,794
Commercial Services & Supplies — 1.8%
Brink’s Co. (The)(b)	1,337,442	102,769,043
Clean Harbors Inc.(a)(b)	1,354,720	126,178,621
Healthcare Services Group Inc.	2,018,029	63,709,175
Herman Miller Inc.	1,586,665	74,795,388
IAA Inc.(a)	3,627,680	197,853,667
KAR Auction Services Inc.(a)	3,353,683	58,857,137
MSA Safety Inc.	979,929	162,256,644
Stericycle Inc.(a)(b)	2,470,420	176,758,551
Tetra Tech Inc.	1,455,874	177,674,863
		1,140,853,089
Communications Equipment — 0.9%
Ciena Corp.(a)	4,165,517	236,976,262
Lumentum Holdings Inc.(a)(b)	2,040,840	167,410,105
NetScout Systems Inc.(a)	1,993,251	56,887,384

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Mid-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
ViaSat Inc.(a)(b)	1,837,615	$91,586,732
		552,860,483
Construction & Engineering — 1.3%
AECOM(a)(b)	3,935,175	249,175,281
Dycom Industries Inc.(a)(b)	830,751	61,915,872
EMCOR Group Inc.	1,466,515	180,659,983
Fluor Corp.(a)	3,404,577	60,261,013
MasTec Inc.(a)(b)	1,521,066	161,385,102
Valmont Industries Inc.	571,612	134,929,013
		848,326,264
Construction Materials — 0.3%
Eagle Materials Inc.	1,139,208	161,892,849

Consumer Finance — 0.8%
FirstCash Inc.	1,105,078	84,472,162
LendingTree Inc.(a)(b)	296,959	62,919,673
Navient Corp.	4,825,466	93,276,258
PROG Holdings Inc.	1,810,427	87,135,852
SLM Corp.	8,678,995	181,738,155
		509,542,100
Containers & Packaging — 0.9%
AptarGroup Inc.	1,766,482	248,791,325
Greif Inc., Class A, NVS.	721,529	43,688,581
Silgan Holdings Inc.	2,105,498	87,378,167
Sonoco Products Co.	2,709,405	181,259,194
		561,117,267
Diversified Consumer Services — 1.1%
Adtalem Global Education Inc.(a)(b)	1,328,554	47,349,665
Graham Holdings Co., Class B	109,142	69,185,114
Grand Canyon Education Inc.(a)(b)	1,245,795	112,084,176
H&R Block Inc.	4,877,024	114,512,523
Service Corp. International	4,519,776	242,214,796
Strategic Education Inc.	660,760	50,257,406
WW International Inc.(a)(b)	1,288,745	46,575,244
		682,178,924
Diversified Telecommunication Services — 0.2%
Iridium Communications Inc.(a)(b)	3,157,463	126,266,945

Electric Utilities — 1.0%
ALLETE Inc.	1,402,031	98,114,129
Hawaiian Electric Industries Inc.	2,940,045	124,305,103
IDACORP Inc.	1,359,380	132,539,550
OGE Energy Corp.	5,393,226	181,482,055
PNM Resources Inc.	2,306,577	112,491,760
		648,932,597
Electrical Equipment — 1.7%
Acuity Brands Inc.(b)	959,781	179,507,841
EnerSys	1,153,036	112,686,208
Hubbell Inc.	1,462,580	273,268,447
nVent Electric PLC	4,507,326	140,808,864
Regal Beloit Corp.	1,096,218	146,356,065
Sunrun Inc.(a)(b)	4,330,637	241,562,932
		1,094,190,357
Electronic Equipment, Instruments & Components — 3.3%
Arrow Electronics Inc.(a)	1,993,702	226,943,099
Avnet Inc.	2,672,584	107,117,167
Belden Inc.	1,201,298	60,749,640
Cognex Corp.	4,747,371	399,016,532
Coherent Inc.(a)	659,250	174,266,145
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
II-VI Inc.(a)(b)	2,824,404	$205,023,486
Jabil Inc.	3,599,832	209,222,236
Littelfuse Inc.	661,574	168,562,439
National Instruments Corp.	3,544,733	149,871,311
SYNNEX Corp.	1,117,183	136,028,202
Vishay Intertechnology Inc.	3,573,696	80,586,845
Vontier Corp.	4,543,096	148,014,068
		2,065,401,170
Energy Equipment & Services — 0.2%
ChampionX Corp.(a)(b)	5,033,338	129,105,120

Entertainment — 0.2%
Cinemark Holdings Inc.(a)	2,931,688	64,350,552
World Wrestling Entertainment Inc., Class A(b)	1,216,686	70,433,952
		134,784,504
Equity Real Estate Investment Trusts (REITs) — 9.2%
American Campus Communities Inc.	3,711,959	173,422,725
Apartment Income REIT Corp.	4,215,615	199,946,619
Brixmor Property Group Inc.	8,001,428	183,152,687
Camden Property Trust	2,626,509	348,458,949
CoreSite Realty Corp.	1,157,071	155,741,757
Corporate Office Properties Trust	3,028,652	84,771,970
Cousins Properties Inc.	4,004,163	147,273,115
CyrusOne Inc.	3,293,870	235,577,582
Douglas Emmett Inc.	4,446,476	149,490,523
EastGroup Properties Inc.	1,075,829	176,920,079
EPR Properties(a)	2,009,161	105,842,602
First Industrial Realty Trust Inc.	3,481,968	181,863,189
Healthcare Realty Trust Inc.	3,807,948	115,000,030
Highwoods Properties Inc.	2,798,915	126,426,991
Hudson Pacific Properties Inc.	4,056,603	112,854,695
JBG SMITH Properties	2,982,587	93,981,316
Kilroy Realty Corp.	2,854,466	198,785,012
Lamar Advertising Co., Class A	2,330,247	243,324,392
Life Storage Inc.	2,065,926	221,777,156
Macerich Co. (The)	4,496,620	82,063,315
Medical Properties Trust Inc.	15,811,330	317,807,733
National Retail Properties Inc.	4,722,947	221,411,755
National Storage Affiliates Trust	1,853,312	93,703,455
Omega Healthcare Investors Inc.	6,326,679	229,595,181
Park Hotels & Resorts Inc.(a)	6,367,084	131,225,601
Pebblebrook Hotel Trust(b)	3,542,642	83,429,219
Physicians Realty Trust	5,792,001	106,978,258
PotlatchDeltic Corp.	1,806,671	96,024,564
PS Business Parks Inc.	539,246	79,851,548
Rayonier Inc.	3,737,252	134,279,464
Rexford Industrial Realty Inc.	3,603,700	205,230,715
Sabra Health Care REIT Inc.	5,804,384	105,639,789
SL Green Realty Corp.	1,869,147	149,531,760
Spirit Realty Capital Inc.	3,099,268	148,268,981
STORE Capital Corp.	6,543,997	225,833,336
Urban Edge Properties	2,964,580	56,623,478
Weingarten Realty Investors	3,241,619	103,958,721
		5,826,068,262
Food & Staples Retailing — 0.8%
BJ’s Wholesale Club Holdings Inc.(a)(b)	3,686,284	175,393,393
Casey’s General Stores Inc.	995,964	193,854,433
Grocery Outlet Holding Corp.(a)(b)	2,347,444	81,362,409

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Mid-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Sprouts Farmers Market Inc.(a)(b)	3,183,504	$79,110,074
		529,720,309
Food Products — 1.8%
Darling Ingredients Inc.(a)(b)	4,387,773	296,174,677
Flowers Foods Inc.	5,302,816	128,328,147
Hain Celestial Group Inc. (The)(a)(b)	2,209,291	88,636,755
Ingredion Inc.	1,800,349	162,931,584
Lancaster Colony Corp.	528,021	102,177,344
Pilgrim’s Pride Corp.(a)(b)	1,304,398	28,931,548
Post Holdings Inc.(a)(b)	1,590,697	172,542,904
Sanderson Farms Inc.	536,436	100,833,875
Tootsie Roll Industries Inc.	481,885	16,340,720
TreeHouse Foods Inc.(a)(b)	1,516,755	67,525,933
		1,164,423,487
Gas Utilities — 1.3%
National Fuel Gas Co.	2,455,206	128,284,513
New Jersey Resources Corp.	2,585,868	102,322,797
ONE Gas Inc.	1,438,073	106,589,971
Southwest Gas Holdings Inc.	1,559,124	103,198,418
Spire Inc.	1,392,360	100,625,857
UGI Corp.	5,617,942	260,166,894
		801,188,450
Health Care Equipment & Supplies — 3.4%
Envista Holdings Corp.(a)(b)	4,330,811	187,134,343
Globus Medical Inc., Class A(a)(b)	2,091,299	162,138,412
Haemonetics Corp.(a)(b)	1,370,979	91,362,041
Hill-Rom Holdings Inc.	1,788,960	203,207,967
ICU Medical Inc.(a)(b)	531,090	109,298,322
Integra LifeSciences Holdings Corp.(a)(b)	1,908,475	130,234,334
LivaNova PLC(a)(b)	1,314,663	110,576,305
Masimo Corp.(a)	1,360,169	329,772,974
Neogen Corp.(a)	2,887,007	132,917,802
NuVasive Inc.(a)(b)	1,390,176	94,226,129
Penumbra Inc.(a)(b)	913,134	250,253,504
Quidel Corp.(a)(b)	1,040,861	133,355,111
STAAR Surgical Co.(a)(b)	1,260,578	192,238,145
		2,126,715,389
Health Care Providers & Services — 3.1%
Acadia Healthcare Co. Inc.(a)(b)	2,412,264	151,369,566
Amedisys Inc.(a)(b)	875,562	214,451,401
Chemed Corp.	428,748	203,440,926
Encompass Health Corp.	2,675,196	208,745,544
HealthEquity Inc.(a)(b)	2,244,450	180,633,336
LHC Group Inc.(a)(b)	851,744	170,570,253
Molina Healthcare Inc.(a)	1,569,845	397,264,976
Patterson Companies Inc.	2,343,556	71,220,667
Progyny Inc.(a)(b)	999,451	58,967,609
R1 RCM Inc.(a)(b)	3,727,888	82,908,229
Tenet Healthcare Corp.(a)(b)	2,872,593	192,435,005
		1,932,007,512
Hotels, Restaurants & Leisure — 2.8%
Boyd Gaming Corp.(a)	2,169,576	133,407,228
Choice Hotels International Inc.(b)	779,557	92,658,145
Churchill Downs Inc.	933,758	185,126,861
Cracker Barrel Old Country Store Inc.	640,182	95,041,420
Jack in the Box Inc.	597,507	66,586,180
Marriott Vacations Worldwide Corp.(a)	1,147,678	182,825,105
Papa John’s International Inc.	892,880	93,252,387
Scientific Games Corp./DE, Class A(a)(b)	1,527,601	118,297,421
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp.(a)	2,045,103	$88,512,058
Texas Roadhouse Inc.	1,764,702	169,764,332
Travel + Leisure Co.	2,319,280	137,881,196
Wendy’s Co. (The)	4,760,256	111,485,196
Wingstop Inc.(b)	802,057	126,428,245
Wyndham Hotels & Resorts Inc.	2,512,243	181,610,047
		1,782,875,821
Household Durables — 1.5%
Helen of Troy Ltd.(a)(b)	657,182	149,916,358
KB Home	2,400,296	97,740,053
Taylor Morrison Home Corp.(a)(b)	3,480,537	91,955,787
Tempur Sealy International Inc.	4,923,621	192,956,707
Toll Brothers Inc.	3,021,760	174,687,946
TopBuild Corp.(a)(b)	890,402	176,103,708
TRI Pointe Homes Inc.(a)(b)	3,204,679	68,676,271
		952,036,830
Household Products — 0.1%
Energizer Holdings Inc.	1,561,280	67,103,814

Industrial Conglomerates — 0.4%
Carlisle Companies Inc.	1,402,962	268,498,868

Insurance — 4.1%
Alleghany Corp.(a)	374,375	249,734,331
American Financial Group Inc./OH	1,852,926	231,096,931
Brighthouse Financial Inc.(a)(b)	2,306,213	105,024,940
Brown & Brown Inc.	6,288,345	334,162,653
CNO Financial Group Inc.	3,536,636	83,535,342
First American Financial Corp.	2,948,050	183,810,918
Hanover Insurance Group Inc. (The)	964,940	130,884,462
Kemper Corp.	1,631,482	120,566,520
Kinsale Capital Group Inc.(b)	575,242	94,782,624
Mercury General Corp.	712,871	46,300,971
Old Republic International Corp.	7,626,334	189,971,980
Primerica Inc.	1,060,943	162,472,811
Reinsurance Group of America Inc.	1,831,778	208,822,692
RenaissanceRe Holdings Ltd.	1,334,317	198,573,056
RLI Corp.	1,067,663	111,666,873
Selective Insurance Group Inc.	1,617,366	131,249,251
		2,582,656,355
Interactive Media & Services — 0.3%
TripAdvisor Inc.(a)	2,635,581	106,213,914
Yelp Inc.(a)(b)	1,892,741	75,633,931
		181,847,845
IT Services — 1.8%
Alliance Data Systems Corp.	1,338,295	139,436,956
Concentrix Corp.(a)(b)	1,121,096	180,272,237
Genpact Ltd.	4,682,756	212,737,605
LiveRamp Holdings Inc.(a)(b)	1,839,001	86,157,197
Maximus Inc.	1,656,149	145,691,427
Sabre Corp.(a)	8,587,472	107,171,651
WEX Inc.(a)(b)	1,202,681	233,199,846
		1,104,666,919
Leisure Products — 1.4%
Brunswick Corp./DE	2,096,671	208,870,365
Callaway Golf Co.	3,127,411	105,487,573
Mattel Inc.(a)(b)	9,386,847	188,675,625
Polaris Inc.	1,547,464	211,940,669

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Mid-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
YETI Holdings Inc.(a)(b)	2,021,427	$185,607,427
		900,581,659
Life Sciences Tools & Services — 2.2%
Bio-Techne Corp.	1,045,811	470,886,861
Medpace Holdings Inc.(a)(b)	744,554	131,510,573
PRA Health Sciences Inc.(a)(b)	1,742,805	287,928,814
Repligen Corp.(a)	1,372,172	273,912,975
Syneos Health Inc.(a)(b)	2,721,946	243,586,947
		1,407,826,170
Machinery — 5.2%
AGCO Corp.	1,662,417	216,745,928
Colfax Corp.(a)(b)	3,171,117	145,268,870
Crane Co.	1,338,307	123,619,418
Donaldson Co. Inc.	3,399,662	215,980,527
Flowserve Corp.	3,510,768	141,554,166
Graco Inc.	4,554,555	344,779,813
ITT Inc.	2,314,442	211,979,743
Kennametal Inc.	2,249,808	80,813,103
Lincoln Electric Holdings Inc.	1,600,429	210,792,504
Middleby Corp. (The)(a)(b)	1,498,937	259,705,825
Nordson Corp.	1,455,112	319,411,635
Oshkosh Corp.	1,847,695	230,296,705
Terex Corp.	1,874,765	89,276,309
Timken Co. (The)	1,836,728	148,021,909
Toro Co. (The).	2,877,948	316,228,926
Trinity Industries Inc.	2,174,889	58,482,765
Woodward Inc.	1,580,785	194,246,861
		3,307,205,007
Marine — 0.2%
Kirby Corp.(a)(b)	1,620,724	98,280,703

Media — 1.0%
Cable One Inc.	146,314	279,870,882
John Wiley & Sons Inc., Class A	1,177,479	70,860,686
New York Times Co. (The), Class A	3,909,191	170,245,268
TEGNA Inc.	5,936,139	111,361,968
		632,338,804
Metals & Mining — 2.3%
Cleveland-Cliffs Inc.(a)(b)	12,360,123	266,484,252
Commercial Metals Co.	3,241,685	99,584,563
Compass Minerals International Inc.	916,096	54,287,849
Reliance Steel & Aluminum Co.	1,712,855	258,469,819
Royal Gold Inc.	1,768,266	201,759,151
Steel Dynamics Inc.	5,396,620	321,638,552
United States Steel Corp.(b)	7,248,719	173,969,256
Worthington Industries Inc.	943,372	57,715,499
		1,433,908,941
Multi-Utilities — 0.6%
Black Hills Corp.	1,687,426	110,745,768
MDU Resources Group Inc.	5,407,834	169,481,518
NorthWestern Corp.	1,366,988	82,320,017
		362,547,303
Multiline Retail — 0.7%
Kohl’s Corp.	4,199,680	231,444,365
Nordstrom Inc.(a)(b)	2,925,000	106,967,250
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	1,533,192	128,987,443
		467,399,058
Oil, Gas & Consumable Fuels — 1.9%
Antero Midstream Corp.	7,712,241	80,130,184
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Co.	2,771,695	$200,809,303
CNX Resources Corp.(a)(b)	5,921,091	80,882,103
EQT Corp.(a)	7,521,442	167,427,299
Equitrans Midstream Corp.	10,986,276	93,493,209
HollyFrontier Corp.	4,032,026	132,653,656
Murphy Oil Corp.	3,912,997	91,094,570
Targa Resources Corp.	6,158,214	273,732,612
World Fuel Services Corp.	1,706,010	54,131,697
		1,174,354,633
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	2,748,644	165,715,747

Personal Products — 0.2%
Coty Inc., Class A(a)	7,675,777	71,691,757
Nu Skin Enterprises Inc., Class A	1,345,172	76,203,994
		147,895,751
Pharmaceuticals — 0.6%
Jazz Pharmaceuticals PLC(a)(b)	1,618,399	287,492,398
Nektar Therapeutics(a)(b)	4,917,734	84,388,316
		371,880,714
Professional Services — 1.5%
ASGN Inc.(a)(b)	1,427,984	138,414,489
CACI International Inc., Class A(a)(b)	633,076	161,510,349
FTI Consulting Inc.(a)(b)	921,975	125,951,005
Insperity Inc.	966,850	87,374,234
KBR Inc.	3,796,185	144,824,458
ManpowerGroup Inc.	1,465,711	174,287,695
Science Applications International Corp.	1,558,226	136,703,167
		969,065,397
Real Estate Management & Development — 0.4%
Jones Lang LaSalle Inc.(a)(b)	1,379,606	269,657,789

Road & Rail — 0.9%
Avis Budget Group Inc.(a)(b)	1,394,304	108,602,339
Knight-Swift Transportation Holdings Inc.	3,303,294	150,167,745
Landstar System Inc.	1,035,101	163,566,660
Ryder System Inc.	1,451,237	107,870,446
Werner Enterprises Inc.	1,534,649	68,322,574
		598,529,764
Semiconductors & Semiconductor Equipment — 4.1%
Amkor Technology Inc.	2,893,160	68,481,097
Brooks Automation Inc.	2,000,926	190,648,229
Cirrus Logic Inc.(a)(b)	1,546,325	131,623,184
CMC Materials Inc.	787,910	118,769,553
Cree Inc.(a)(b)	3,103,401	303,916,060
First Solar Inc.(a)(b)	2,285,884	206,895,361
Lattice Semiconductor Corp.(a)(b)	3,680,331	206,760,995
MKS Instruments Inc.	1,487,568	264,712,726
Semtech Corp.(a)	1,746,775	120,178,120
Silicon Laboratories Inc.(a)(b)	1,202,895	184,343,659
SolarEdge Technologies Inc.(a)(b)	1,397,159	386,132,833
Synaptics Inc.(a)(b)	946,258	147,218,820
Universal Display Corp.(b)	1,154,914	256,772,030
		2,586,452,667
Software — 3.9%
ACI Worldwide Inc.(a)(b)	3,175,569	117,940,633
Aspen Technology Inc.(a)(b)	1,827,387	251,338,808
Blackbaud Inc.(a)	1,313,441	100,570,177
CDK Global Inc.	3,282,799	163,122,282

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Mid-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Ceridian HCM Holding Inc.(a)(b)	3,533,460	$338,929,483
CommVault Systems Inc.(a)	1,237,218	96,713,331
Envestnet Inc.(a)(b)	750,967	56,968,357
Fair Isaac Corp.(a)(b)	773,545	388,845,601
j2 Global Inc.(a)(b)	1,144,113	157,372,743
Manhattan Associates Inc.(a)(b)	1,710,085	247,688,711
Paylocity Holding Corp.(a)(b)	1,011,406	192,976,265
Qualys Inc.(a)(b)	906,109	91,236,115
SailPoint Technologies Holdings Inc.(a)(b)	2,481,780	126,744,505
Teradata Corp.(a)	2,949,160	147,369,525
		2,477,816,536
Specialty Retail — 3.2%
American Eagle Outfitters Inc.	4,057,545	152,279,664
AutoNation Inc.(a)(b)	1,449,457	137,423,018
Dick’s Sporting Goods Inc.	1,761,617	176,496,407
Five Below Inc.(a)(b)	1,504,809	290,834,435
Foot Locker Inc.	2,776,199	171,097,144
Lithia Motors Inc.	801,051	275,273,166
Murphy USA Inc.	673,077	89,768,280
RH(a)(b)	452,242	307,072,318
Urban Outfitters Inc.(a)(b)	1,854,257	76,432,474
Williams-Sonoma Inc.	2,048,128	326,983,635
		2,003,660,541
Technology Hardware, Storage & Peripherals — 0.4%
NCR Corp.(a)(b)	3,521,113	160,597,964
Xerox Holdings Corp.	4,334,156	101,809,324
		262,407,288
Textiles, Apparel & Luxury Goods — 1.8%
Capri Holdings Ltd.(a)	4,070,428	232,787,777
Carter’s Inc.	1,181,599	121,905,569
Columbia Sportswear Co.	825,231	81,169,721
Crocs Inc.(a)	1,753,441	204,310,945
Deckers Outdoor Corp.(a)(b)	747,638	287,145,327
Skechers U.S.A. Inc., Class A(a)(b)	3,606,662	179,719,968
		1,107,039,307
Thrifts & Mortgage Finance — 0.7%
Essent Group Ltd.	3,039,617	136,630,784
MGIC Investment Corp.	9,142,416	124,336,858
New York Community Bancorp. Inc.	12,551,014	138,312,174
Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Washington Federal Inc.	1,946,285	$61,852,937
		461,132,753
Trading Companies & Distributors — 0.9%
GATX Corp.	954,999	84,488,761
MSC Industrial Direct Co. Inc., Class A	1,263,245	113,350,974
Univar Solutions Inc.(a)(b)	4,551,866	110,974,493
Watsco Inc.	885,514	253,823,733
		562,637,961
Water Utilities — 0.4%
Essential Utilities Inc.	6,014,023	274,840,851

Wireless Telecommunication Services — 0.1%
Telephone and Data Systems Inc.	2,673,123	60,572,967

Total Common Stocks — 99.7%
(Cost: $47,289,128,138)		63,055,180,287

Short-Term Investments

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	2,420,377,076	2,421,829,303
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	110,180,000	110,180,000
		2,532,009,303
Total Short-Term Investments — 4.0%
(Cost: $2,530,455,213)		2,532,009,303

Total Investments in Securities — 103.7%
(Cost: $49,819,583,351)		65,587,189,590

Other Assets, Less Liabilities — (3.7)%		(2,364,906,633)

Net Assets — 100.0%		$63,222,282,957

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,198,632,023	$223,207,349	(a)	$—	$(19,468)	$9,399	$2,421,829,303	2,420,377,076	$986,535	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	53,880,000	56,300,000	(a)	—	—	—	110,180,000	110,180,000	2,067		—
					$(19,468)	$9,399	$2,532,009,303		$988,602		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Mid-Cap ETF
June 30, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini Index	582	09/17/21	$156,698	$(1,522,620)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$63,055,180,287	$—	$—	$63,055,180,287
Money Market Funds	2,532,009,303	—	—	2,532,009,303
	$65,587,189,590	$—	$—	$65,587,189,590
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,522,620)	$—	$—	$(1,522,620)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust